SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED MONEY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase and other borrowed money
Weighted average interest rate (as a percent)	0.21%	0.25%
Maximum month-end balance	$ 17.3	$ 18.1
Average outstanding balance during the year	15.5	15.9
Average rate paid (as a percent)	0.23%	0.25%
Fair market value of securities pledged as collateral as a percentage of the debt agreement	100.00%
Securities sold under agreements to repurchase | Minimum
Securities sold under agreements to repurchase and other borrowed money
Maturity term of short-term debt	1 day
Securities sold under agreements to repurchase | Maximum
Securities sold under agreements to repurchase and other borrowed money
Maturity term of short-term debt	4 days
Lines of credit
Securities sold under agreements to repurchase and other borrowed money
Unused short-term lines of credit	$ 20.0	$ 20.0